SCHEDULE II--Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 5,594	$ 5,533	$ 5,255
Additions, Costs and Expenses	165	1,358	2,817
Deductions, Write-offs	(1,840)	(1,297)	(2,539)
Balance at End of Period	$ 3,919	$ 5,594	$ 5,533